Income Taxes - Reconciliation Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Beginning balance	$ 4,450	$ 3,207
Additions for tax positions related to current year	862	974
Additions for tax positions related to prior years	667	386
Lapse of statute of limitations	(1,013)	(117)
Ending balance	$ 4,966	$ 4,450